Redeemable Noncontrolling Interests and Noncontrolling Interests	12 Months Ended
Dec. 31, 2012
Redeemable Noncontrolling Interests and Noncontrolling Interests [Abstract]
Noncontrolling Interest Disclosure
REDEEMABLE NONCONTROLLING INTERESTS AND NONCONTROLLING INTERESTS

Redeemable Noncontrolling Interest and Noncontrolling Interests in the Operating Partnership

The redeemable noncontrolling interest and noncontrolling interests in the Operating Partnership are represented by common units and special common units of limited partnership interest in the Operating Partnership (the “Operating Partnership Units”) that the Company does not own.

Noncontrolling interests include the aggregate noncontrolling partnership interest in the Operating Partnership that is not owned by the Company and for which each of the noncontrolling limited partners has the right to exchange all or a portion of its partnership interests for shares of the Company’s common stock, or at the Company’s election, their cash equivalent.  When an exchange occurs, CBL assumes the noncontrolling limited partner’s ownership interests in the Operating Partnership. The number of shares of common stock received by a noncontrolling limited partner of the Operating Partnership upon exercise of its exchange rights will be equal, on a one-for-one basis, to the number of Operating Partnership Units exchanged by the noncontrolling limited partner. The amount of cash received by the noncontrolling limited partner, if CBL elects to pay cash, will be based on the five-day trailing average of the trading price at the time of exercise of the shares of common stock that would otherwise have been received by the noncontrolling limited partner in the exchange. Neither the noncontrolling limited partnership interests in the Operating Partnership nor the shares of common stock of the Company are subject to any right of mandatory redemption.

Series S Special Common Units

Redeemable noncontrolling interest includes a noncontrolling partnership interest in the Operating Partnership for which the partnership agreement includes redemption provisions that may require the Company to redeem the partnership interest for real property.  In July 2004, the Company issued 1,560,940 Series S special common units (“S-SCUs”), all of which are outstanding as of December 31, 2012, in connection with the acquisition of Monroeville Mall. Under the terms of the Operating Partnership’s limited partnership agreement, the holder of the S-SCUs has the right to exchange all or a portion of its partnership interest for shares of the Company’s common stock or, at the Company’s election, their cash equivalent. The holder has the additional right to, at any time after the seventh anniversary of the issuance of the S-SCUs, require the Operating Partnership to acquire a qualifying property and distribute it to the holder in exchange for the S-SCUs. Generally, the acquisition price of the qualifying property cannot be more than the lesser of the consideration that would be received in a normal exchange, as discussed above, or $20,000, subject to certain limited exceptions.  Should the consideration that would be received in a normal exchange exceed the maximum property acquisition price as described in the preceding sentence, the excess portion of its partnership interest could be exchanged for shares of the Company’s stock or, at the Company’s election, their cash equivalent.  The S-SCUs received a minimum distribution of $2.53825 per unit per year for the first five years, and receive a minimum distribution of $2.92875 per unit per year thereafter.

Series L Special Common Units

In June 2005, the Company issued 571,700 L-SCUs, all of which are outstanding as of December 31, 2012, in connection with the acquisition of Laurel Park Place. The L-SCUs receive a minimum distribution of $0.7572 per unit per quarter ($3.0288 per unit per year). Upon the earlier to occur of June 1, 2020, or when the distribution on the common units exceeds $0.7572 per unit for four consecutive calendar quarters, the L-SCUs will thereafter receive a distribution equal to the amount paid on the common units. In December 2012, the Company issued 622,278 common units valued at $14,000 to acquire the remaining 30% noncontrolling interest in Laurel Park Place. The $14,000 value of the noncontrolling interest was recorded as a deferred purchase liability in Accounts Payable and Accrued Liabilities on the consolidated balance sheet upon the original acquisition of Laurel Park Place in 2005.

Series K Special Common Units

In November 2005, the Company issued 1,144,924 K-SCUs, all of which are outstanding as of December 31, 2012, in connection with the acquisition of Oak Park Mall, Eastland Mall and Hickory Point Mall. The K-SCUs received a dividend at a rate of 6.0%, or $2.85 per K-SCU, for the first year following the close of the transaction and receive a dividend at a rate of 6.25%, or $2.96875 per K-SCU, thereafter. When the quarterly distribution on the Operating Partnership’s common units exceeds the quarterly K-SCU distribution for four consecutive quarters, the K-SCUs will receive distributions at the rate equal to that paid on the Operating Partnership’s common units. At any time following the first anniversary of the closing date, the holders of the K-SCUs may exchange them, on a one-for-one basis, for shares of the Company’s common stock or, at the Company’s election, their cash equivalent.

Series J Special Common Units

During 2011, a holder of 125,100 J-SCU's exercised its conversion rights. The Company was requested to exchange common stock for these units, and elected to do so. Additionally during 2011, the Company converted 15,435,754 J-SCUs, which represented all of the outstanding J-SCUs, to common units pursuant to its rights to do so. Prior to the conversion the J-SCUs received a minimum distribution equal to $0.3628125 per unit per quarter ($1.45125 per unit per year), subject to certain adjustments if the distribution on the common units was equal to or less than $0.21875 for four consecutive quarters. After March 31, 2011, the common units issued in the conversion receive a distribution equal to that paid on all other common units.

Common Units of Limited Partnership Interest in the Operating Partnership

During 2012, holders of 12,690,628 common units of limited partnership interest in the Operating Partnership exercised their conversion rights. The Company elected to pay cash of $3,965 for 224,628 common units and to issue 12,466,000 shares of common stock in exchange for the remaining common units.

During the fourth quarter of 2011, holders of 401,324 common units of limited partnership interest in the Operating Partnership exercised their conversion rights. The Company elected to pay cash of $5,869 for these units in the first quarter of 2012.

During 2010, holders of 9,807,013 J-SCUs exercised their conversion rights.  The Company was requested to exchange common stock for these units, and elected to do so.

Outstanding rights to convert redeemable noncontrolling interests and noncontrolling interests in the Operating Partnership to common stock were held by the following parties at December 31, 2012 and 2011:

	December 31,
	2012	2011
Jacobs	—	13,044,407
CBL’s Predecessor	18,172,690	18,604,156
Third parties	11,372,897	10,368,016
Total Operating Partnership Units	29,545,587	42,016,579

The assets and liabilities allocated to the Operating Partnership’s redeemable noncontrolling interest and noncontrolling interests are based on their ownership percentages of the Operating Partnership at December 31, 2012 and 2011.  The ownership percentages are determined by dividing the number of Operating Partnership Units held by each of the redeemable noncontrolling interest and the noncontrolling interests at December 31, 2012 and 2011 by the total Operating Partnership Units outstanding at December 31, 2012 and 2011, respectively.  The redeemable noncontrolling interest ownership percentage in assets and liabilities of the Operating Partnership was 0.8% at December 31, 2012 and 2011.  The noncontrolling interest ownership percentage in assets and liabilities of the Operating Partnership was 14.7% and 21.3% at December 31, 2012 and 2011, respectively.

Income is allocated to the Operating Partnership’s redeemable noncontrolling interest and noncontrolling interests based on their weighted average ownership during the year. The ownership percentages are determined by dividing the weighted average number of Operating Partnership Units held by each of the redeemable noncontrolling interest and noncontrolling interests by the total weighted average number of Operating Partnership Units outstanding during the year.

A change in the number of shares of common stock or Operating Partnership Units changes the percentage ownership of all partners of the Operating Partnership.  An Operating Partnership Unit is considered to be equivalent to a share of common stock since it generally is exchangeable for shares of the Company’s common stock or, at the Company’s election, their cash equivalent. As a result, an allocation is made between redeemable noncontrolling interest, shareholders’ equity and noncontrolling interests in the Operating Partnership in the accompanying balance sheet to reflect the change in ownership of the Operating Partnership’s underlying equity when there is a change in the number of shares and/or Operating Partnership Units outstanding.  During 2012, 2011 and 2010, the Company allocated $3,197, $3,005 and $3,139, respectively, from shareholders’ equity to redeemable noncontrolling interest. During 2012, 2011 and 2010, the Company allocated $163, $2,200 and $12,433, respectively, from shareholders' equity to noncontrolling interest.

The total redeemable noncontrolling interest in the Operating Partnership was $33,835 and $26,036 at December 31, 2012 and 2011, respectively.  The total noncontrolling interest in the Operating Partnership was $128,907 and $202,833 at December 31, 2012 and 2011, respectively.
On November 28, 2012, the Operating Partnership declared distributions of $1,143 and $7,062 to the Operating Partnership’s redeemable noncontrolling limited partners and noncontrolling limited partners, respectively. The distributions were paid on January 16, 2012. This distribution represented a distribution of $0.22 per unit for each common unit and $0.7322 to $0.7572 per unit for certain special common units in the Operating Partnership. The total distribution is included in accounts payable and accrued liabilities at December 31, 2012.

On November 30, 2011, the Operating Partnership declared distributions of $1,143 and $9,418 to the Operating Partnership’s redeemable noncontrolling limited partners and noncontrolling limited partners, respectively. The distributions were paid on January 16, 2013. This distribution represented a distribution of $0.22 per unit for each common unit and $0.7322 to $0.7572 per unit for certain special common units in the Operating Partnership. The total distribution is included in accounts payable and accrued liabilities at December 31, 2011.

Redeemable Noncontrolling Interests and Noncontrolling Interests in Other Consolidated Subsidiaries

Redeemable noncontrolling interests includes the aggregate noncontrolling ownership interest in five of the Company’s other consolidated subsidiaries that is held by third parties and for which the related partnership agreements contain redemption provisions at the holder’s election that allow for redemption through cash and/or properties.  The total redeemable noncontrolling interests in other consolidated subsidiaries was $430,247 and $430,069 at December 31, 2012 and 2011, respectively.

The redeemable noncontrolling interests in other consolidated subsidiaries includes the third party interest in the Company’s subsidiary that provides security and maintenance services and the perpetual preferred joint venture units (“PJV units”) issued to Westfield Group (“Westfield”) for its preferred interest in CW Joint Venture, LLC, a Company-controlled entity (“CWJV”), consisting of four of the Company’s other consolidated subsidiaries.  Activity related to the redeemable noncontrolling preferred joint venture interest represented by the PJV units is as follows:

	Year Ended December 31,
	2012	2011
Beginning Balance	$423,834	$423,834
Net income attributable to redeemable noncontrolling preferred joint venture interest	20,686	20,637
Distributions to redeemable noncontrolling preferred joint venture interest	(20,686)	(20,637)
Ending Balance	$423,834	$423,834

See Note 14 for additional information regarding the PJV units.

The Company had 26 and 18 other consolidated subsidiaries at December 31, 2012 and 2011, respectively, that had noncontrolling interests held by third parties and for which the related partnership agreements either do not include redemption provisions or are subject to redemption provisions that do not require classification outside of permanent equity. The total noncontrolling interests in other consolidated subsidiaries was $63,497 and $4,280 at December 31, 2012 and 2011, respectively.

The assets and liabilities allocated to the redeemable noncontrolling interests and noncontrolling interests in other consolidated subsidiaries are based on the third parties’ ownership percentages in each subsidiary at December 31, 2012 and 2011. Income is allocated to the redeemable noncontrolling interests and noncontrolling interests in other consolidated subsidiaries based on the third parties’ weighted average ownership in each subsidiary during the year.

Variable Interest Entities

Kirkwood Mall Mezz, LLC

On December 27, 2012, the Company entered into a joint venture, Kirkwood Mall Mezz, LLC, to acquire a 49% ownership interest in Kirkwood Mall located in Bismarck, ND. The Company executed an agreement to acquire the remaining 51% interest within 90 days subject to lender approval to assume $40,368 of non-recourse debt. See Note 3 for additional information. The Company determined that its investment in this joint venture represents a variable interest in a VIE and that the Company is the primary beneficiary since under the terms of the agreement the Company's equity investment is at risk while the third party has a fixed price for which it will sell its remaining 51% equity interest to the Company. As a result, the joint venture is presented in the accompanying consolidated financial statements as of December 31, 2012 on a consolidated basis, with the interests of the third party reflected as a noncontrolling interest. At December 31, 2012, this joint venture had total assets of $102,936 and a mortgage note payable of $40,368.

Gettysburg Outlet Holding, LLC
In the second quarter of 2012, the Company entered into a joint venture, Gettysburg Outlet Center Holding LLC, with a third party to develop, own, and operate The Outlet Shoppes at Gettysburg. The Company holds a 50% ownership interest in this joint venture. The Company determined that its investment in this joint venture represents a variable interest in a VIE and that the Company is the primary beneficiary since it has the power to direct activities of the joint venture that most significantly impact the joint venture's economic performance. As a result, the joint venture is presented in the accompanying consolidated financial statements as of December 31, 2012 on a consolidated basis, with the interests of the third party reflected as a noncontrolling interest. At December 31, 2012, this joint venture had total assets of $45,047 and a mortgage note payable of $40,170.
El Paso Outlet Center Holding, LLC
In the second quarter of 2012, the Company entered into a joint venture, El Paso Outlet Center Holding, LLC, with a third party to develop, own, and operate The Outlet Shoppes at El Paso. The Company holds a 75% ownership interest in the joint venture. The Company determined that its investment in this joint venture represents a variable interest in a VIE and that the Company is the primary beneficiary since it has the power to direct activities of the joint venture that most significantly impact the joint venture's economic performance. As a result, the joint venture is presented in the accompanying consolidated financial statements as of December 31, 2012 on a consolidated basis, with the interests of the third party reflected as a noncontrolling interest. At December 31, 2012, this joint venture had total assets of $121,499 and a mortgage note payable of $66,367.

 Imperial Valley Commons, L.P.

In December 2012, the Company completed its acquisition of the 40% noncontrolling interest in Imperial Valley Commons, L.P. The Company previously had a 60% ownership interest in the joint venture with a third party for the potential development of Imperial Valley Commons, a community retail shopping center in El Centro, CA.  The Company determined that its investment represented a variable interest in a VIE and that the Company was the primary beneficiary since it had the ability to direct the activities of the joint venture that most significantly impacted the joint venture’s economic performance.  As a result, the joint venture was presented in the accompanying consolidated financial statements as of December 31, 2011 on a consolidated basis, with any interests of the third party reflected as noncontrolling interest.  At December 31, 2011, this joint venture had total assets of $26,680 and was not encumbered. Following the Company's acquisition of the noncontrolling interest in December 2012, this subsidiary is now wholly-owned, and is no longer a VIE.

PPG Venture I Limited Partnership

The Company had a 10% ownership interest and was the primary beneficiary in the PPG Venture I Limited Partnership. As a result, the Company consolidated this joint venture. In 2011, the joint venture owned and operated Willowbrook Plaza in Houston, TX, Massard Crossing in Ft. Smith, AR and Pemberton Plaza in Vicksburg, MS. Willowbrook Plaza and Massard Crossing were sold in 2012. See Note 4 for additional information related to these dispositions. At December 31, 2011, this joint venture had total assets of $49,373 and a mortgage note payable of $34,349. Pemberton Plaza was distributed out of the joint venture to the Company prior to December 31, 2012 and the joint venture was dissolved in January 2013.